Share Options Activity (Detail) (USD $)	1 Months Ended		12 Months Ended				72 Months Ended
	Nov. 15, 2011	Oct. 31, 2010	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012
Number of options
Outstanding at beginning of year			80,477,703	84,974,660		66,120,217
Granted			7,642,000	10,751,797		21,680,215	106,900,979
Exercised		(80,000)	(4,882,420)	(12,078,146)		(80,000)
Forfeited			(1,852,450)	(2,948,108)		(2,745,772)
Modified	(222,500)			(222,500)	[1]
Outstanding at end of year			81,384,833	80,477,703		84,974,660	81,384,833
Vested and expect to vest			78,510,449	76,624,160			78,510,449
Weighted average exercise price per option
Outstanding at beginning of year				$ 0.5		$ 0.4
Granted			$ 0.4	$ 1.3		$ 0.7
Exercised			$ 0.3	$ 0.3		$ 0.4
Forfeited			$ 0.7	$ 0.5		$ 0.4
Modified				$ 2.0	[1]
Outstanding at end of year			$ 0.5			$ 0.5	$ 0.5
After Remeasurement
Weighted average exercise price per option
Outstanding at end of year				$ 0.5	[2]
Before Remeasurement
Weighted average exercise price per option
Outstanding at end of year				$ 0.6	[2]

[1]	On November 15, 2011, 222,500 share options granted to certain employees on April 29, 2011 were modified to restricted share units. The incremental cost is $0.67 per share.
[2]	On December 13, 2012, the Group's Compensation Committee approved to amend the terms of the exercise price for options previously granted in 2011, and as a result, the weighted average exercise price per option was recalculated as $0.5 as of December 31, 2011, compared to $0.6 before the remeasurement.